Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets [Abstract]
Schedule of Definite-Lived Intangible Assets	Definite-lived intangible assets:
	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Core technology	$312	$312
Customer relationships	545	545
	857	857
Less – accumulated amortization	(706)	(586)
	151	271
Functional currency translation adjustments	(16)	(6)
Total intangible assets, net	$135	$266

Schedule of Goodwill	Goodwill
	Billing and related services	Messaging	Total
	U.S. dollars in thousands

Balance as of January 1, 2023	$5,430	$2,355	$7,785
Changes during the year ended December 31, 2023:
Functional currency translation adjustments	-	87	87
Balance as of December 31, 2023	$5,430	$2,442	$7,872
Changes during the year ended December 31, 2024:
Functional currency translation adjustments	-	(143)	(143)
Balance as of December 31, 2024	$5,430	$2,299	$7,729